Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

Note 44 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2013 and 2012, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2013.

Condensed Statements of Condition
	December 31,
(In thousands)	2013	2012
ASSETS
Cash and due from banks (includes $10,411 due from bank subsidiary (2012 - $915))	$10,595	$1,103
Money market investments	18,721	18,574
Trading account securities	1,353	1,259
Investment securities available-for-sale, at fair value (2012 - includes $38,675 in securities from affiliate
at fair value)	204	42,383
Investment securities held-to-maturity, at amortized cost (2012 - includes $185,000 in subordinated
notes from BPPR)	-	185,000
Other investment securities, at lower of cost or realizable value (includes $9,725 in common
securities from statutory trusts)[1]	10,850	10,850
Investment in BPPR and subsidiaries, at equity	3,127,745	2,809,521
Investment in Popular North America and subsidiaries, at equity	1,511,335	1,244,732
Investment in other non-bank subsidiaries, at equity	217,486	231,704
Advances to subsidiaries	519,500	230,300
Loans to affiliates	-	53,589
Other loans	1,592	2,191
Less - Allowance for loan losses	304	241
Premises and equipment	2,135	2,495
Investment in equity method investees	41,248	93,128
Other assets (includes $1,085 due from subsidiaries and affiliate (2012 - $2,007))	25,947	21,876
Total assets	$5,488,407	$4,948,464

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$822,351	$790,282
Other liabilities (includes $929 due to subsidiaries and affiliate (2012 - $1,558))	39,906	48,182
Stockholders’ equity	4,626,150	4,110,000
Total liabilities and stockholders’ equity	$5,488,407	$4,948,464
[1] Refer to Note 23 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Year ended December 31,
(In thousands)	2013	2012	2011
Income:
Dividends from subsidiaries	$37,000	$5,000	$20,000
Interest income (includes $17,551 due from subsidiaries and affiliates (2012 - $22,891;
2011 - $24,800))	17,793	23,038	25,145
Earnings from investments in equity method investees	17,308	40,505	14,186
Other operating income	425,968	1,461	8,959
Gain on sale and valuation adjustment of investment securities	7,966	-	-
Trading account profit	161	214	-
Total income	506,196	70,218	68,290
Expenses:
Interest expense	101,245	95,898	94,615
Provision for loan losses	398	404	-
Loss on early extinguishment of debt	-	-	8,000
Operating expenses (include expenses for services provided by subsidiaries and affiliate of $8,412 (2012 - $9,487; 2011 - $8,459)), net of reimbursement by subsidiaries for services
provided by parent of $60,402 (2012 - $58,577; 2011 - $56,671)	700	1,705	1,066
Total expenses	102,343	98,007	103,681
Income (loss) before income taxes and equity in undistributed
earnings of subsidiaries	403,853	(27,789)	(35,391)
Income taxes	1,412	1,702	2,786
Income (loss) before equity in undistributed earnings of subsidiaries	402,441	(29,491)	(38,177)
Equity in undistributed earnings of subsidiaries	196,886	274,766	189,502
Net income	$599,327	$245,275	$151,325
Comprehensive income, net of tax	$513,450	$184,955	$114,738

Condensed Statements of Cash Flows
	Year ended December 31,
(In thousands)	2013	2012	2011
Cash flows from operating activities:
Net income	$599,327	$245,275	$151,325
Adjustments to reconcile net income to net cash used in
operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(196,886)	(274,766)	(189,502)
Provision for loan losses	398	404	-
Net accretion of discounts and amortization of premiums and deferred fees	30,467	29,058	25,042
Earnings from investments under the equity method	(17,308)	(40,505)	(14,186)
Deferred income tax (benefit) expense	(10,937)	(14,109)	13,965
(Gain) loss on:
Sale and valuation adjustments of investment securities	(2,110)	-	-
Sale of equity method investments	-	-	(5,493)
Sale of stock in equity method investee	(416,113)	-	-
Net (increase) decrease in:
Trading securities	(94)	(1,259)	-
Other assets	7,747	9,351	7,563
Net increase (decrease) in:
Interest payable	2,704	-	(3,467)
Other liabilities	(5,507)	2,581	(84,434)
Total adjustments	(607,639)	(289,245)	(250,512)
Net cash used in operating activities	(8,312)	(43,970)	(99,187)
Cash flows from investing activities:
Net (increase) decrease in money market investments	(147)	23,665	(42,237)
Purchases of investment securities:
Held-to-maturity	-	-	(37,093)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Available-for-sale	35,000	-	-
Held-to-maturity	-	-	62,980
Proceeds from sale of investment securities:
Available-for-sale	5,438	-	-
Capital contribution to subsidiaries	(272,500)	(103,500)	-
Net (increase) decrease in advances to subsidiaries and affiliates	(234,014)	(36,400)	226,546
Net repayments (originations) on other loans	269	138	(131)
Return of capital from equity method investments	-	150,194	-
Net proceeds from sale of equity method investments	-	-	(10,690)
Proceeds from sale of stock in equity method investee	481,377	-	-
Acquisition of premises and equipment	(352)	(691)	(594)
Proceeds from sale of:
Premises and equipment	33	73	135
Net cash provided by investing activities	15,104	33,479	198,916
Cash flows from financing activities:
Payments of notes payable and subordinated notes	-	-	(100,000)
Proceeds from issuance of common stock	6,860	9,402	7,690
Dividends paid	(3,723)	(3,723)	(3,723)
Net payments for repurchase of common stock	(437)	(450)	(483)
Return of capital	-	-	1,514
Net cash provided by (used in) financing activities	2,700	5,229	(95,002)
Net increase (decrease) in cash and due from banks	9,492	(5,262)	4,727
Cash and due from banks at beginning of period	1,103	6,365	1,638
Cash and due from banks at end of period	$10,595	$1,103	$6,365

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $4 million for the year ended December 31, 2013 (2012 - net capital distributions of $155 million, including $5 million in dividend distributions).

Notes payable represent junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III. Refer to Note 23 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2013:

Year	(In thousands)
2014	$-
2015	-
2016	-
2017	-
2018	-
Later years	290,811
No stated maturity	936,000
Subtotal	1,226,811
Less: Discount	(404,460)
Total	$822,351